Summary of Significant Accounting Policies - Schedule of Gain or Loss on Foreign Currency Transaction (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Exchange Contract [Member]
Schedule of Gain or Loss on Foreign Currency Transaction [Line Items]
Foreign currency transaction	7.8	7.8	7.8